                                                ANNUAL REPORT, December 31, 1997
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671
--------------------------------------------------------------------------------
                                                               February 20, 1998
Dear Shareholder:

    We are happy to introduce the new Navellier Large Cap Value Portfolio, Navellier Small Cap Value Portfolio, Navellier Large Cap Growth Portfolio and the Navellier International Equity Portfolio. The new portfolios were started on December 19, 1997 (International Equity Portfolio started on December 26, 1997) and naturally, have no significant performance numbers to report. We are using a "value" approach to quantitative analysis for our new Navellier Small Cap Value Portfolio and the Navellier Large Cap Value Portfolio. We have also introduced our new Navellier Large Cap Growth Portfolio which uses the more familiar Navellier methodology but focuses on the larger cap sector of the market. With all three of these portfolios we are seeking strong returns with reasonable risk levels by using portfolio optimization and risk analysis programs in conjunction with our proprietary computerized screening process. Additionally, the Navellier International Equity Portfolio made its debut this year. We would like to introduce to you a new member of the Navellier team, Ram Kolluri, who will be responsible for management of the Navellier International Equity Portfolio. We strongly encourage all of our clients to call us for more information on the new portfolios and for help with the recommended allocations for all of our funds.

    Value strategies dramatically outperformed growth strategies in 1997 by the largest margin in 19 years. For example, in 1997 the Russell 2000 Value Index was up 31.78%, while the Russell 2000 Growth Index was only up 12.95%. Obviously, because Navellier only had "growth" funds available for much of 1997, our growth bias hurt our performance. Fundamentally, growth stocks are back at the same levels they were in 1990, just before they exploded in 1991. Often, we have found that whatever strategy "lagged" in the previous year, "leads" in the next year.

    This was a particularly strong year for large capitalization stocks as evidenced by a return of 33.31% for the S&P 500. After flirting with small capitalization stocks in the second and third quarters, the market once again became a large capitalization dominated and value oriented market, continuing a trend that has developed over the last 24 months. A few sobering facts from the fourth quarter include, a flat Dow Jones, and a 2.5% gain for the S&P 500 compared to a -6.8% return for the NASDAQ and a -3.3% return for the Russell 2000. The growth vs. value comparison is even more telling as the Russell 2000 Growth Index lost 8.2% for the fourth quarter while the Russell 2000 Value Index gained 1.7%. Technology stocks suffered through an extremely volatile year, with strong second and third quarters sandwiched between dismal first and fourth quarters. In December, a few technology stocks disappointed Wall Street with poor quarterly earnings, so the analyst community immediately blamed the Southeast Asian crisis as the primary reason that they had grossly overestimated the latest quarterly earnings numbers. As a result, the analyst community started to slash their 1998 earnings estimates on many leading technology stocks. Then another bomb fell in December when both Oracle and 3M announced that its earnings would be hindered by the Southeast Asian crisis. All of a sudden, the Southeast Asian crisis was encompassing more than just technology stocks, so the entire U.S. stock market sold off because the analyst community rushed to aggressively cut earnings estimates on many leading companies. In 1997 the strongest performing stocks were found in the financial sectors as they continued to benefit from an excellent interest rate environment. The falling interest rate environment continues to be very supportive for higher stock prices. The stock and bond markets compete for capital, so when interest rates move lower, normally stock prices and price earnings ratios drift higher because more money tends to flow into the stock market.

    The financial community continues to marvel at the unprecedented third year of more than 20% growth for the S&P 500. Many analysts were not surprised by the terrific performance of the market this year given the favorable economic conditions. With 3.7% real GDP growth and just 2% GDP-based inflation, we saw the best overall economic performance in decades. Interest rates trended downward throughout the year, unemployment fell to 4.7%, capital gains taxes were cut and inflation was practically non-existent. Consumer confidence remained strong all year as disposable income rose 3.7% and consequently consumers spent 3.6% more than they did in 1996. Although payroll costs advanced by 2.4%, corporate profits still managed to climb by 11%, due to significant increases in productivity. The old news at this point is the Southeast Asian crisis, which briefly halted the markets' relentless climb in 1997.

    So far in 1998, one of the reasons that the stock market started to rally is that finally some leading stocks, such as Disney, released better than expected earnings and inspired a little confidence in the overall stock market. Investors finally came to the realization that Southeast Asia will not cause the entire U.S. economy to melt down. The stocks that have been most seriously impacted by the Southeast Asian crisis, namely technology stocks, have also been rallying strongly. However, the analyst community remains very wary about the earnings prospects for many technology companies, so we expect that the recent rebound in technology stocks is just a "dead-cat" bounce that will soon dissipate. Much of the recent stock market strength has been isolated in a few key industry groups. Although the breadth and power of the stock market has improved in recent weeks, we are still expecting a very selective stock market, similar to the third quarter of 1997, where large capitalization stocks take a breather and small-to-mid capitalization stocks lead. NASDAQ has been stronger than the Dow Industrials and the S&P 500 so far in 1998, so this much anticipated leadership change may have begun already. Our strategy remains focused on uncovering stocks with better sales and earnings growth potential than the overall stock market. We hope that by finding those companies that can demonstrate consistent accelerating earnings growth, our growth funds will shine in an increasingly selective market.

    Please call our new Navellier Marketline for the latest fund prices and weekly market commentary at (800) 730-9005 and look for our new website at www.navellier.com.

    Thank you for allowing us to manage some of your assets. We feel very obligated to our shareholders and promise to make every effort to maintain our high performance standards. As always, please feel free to contact us if you have any questions or if we can help you in any way.

Sincerely,

/s/ LOUIS G. NAVELLIER                    /s/ ALAN ALPERS
LOUIS G. NAVELLIER                        ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997

SMALL CAP VALUE PORTFOLIO
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------
COMMON STOCKS -- 63.0% OF TOTAL INVESTMENTS
AEROSPACE -- 3.6%
     200  Gencorp, Inc.                                  $5,000
                                                         ------
AUTO PARTS -- 2.4%
     100  Arvin Industries, Inc.                          3,331
                                                         ------
BANKS -- 2.5%
     100  Firstbank Puerto Rico Commercial                3,406
                                                         ------
COMMERCIAL SERVICES -- 3.1%
     400  REFAC Technology Development*                   4,275
                                                         ------
ELECTRIC UTILITIES -- 4.6%
     150  Eastern Utilities Associates                    3,938
     100  Public Service Company of New Mexico            2,369
                                                         ------
                                                          6,307
                                                         ------
ELECTRONICS -- 1.2%
     100  Elron Electronic Industries Ltd.                1,600
                                                         ------
FINANCE COMPANIES -- 3.2%
     175  Doral Financial Corp.                           4,441
                                                         ------
INDUSTRIAL MACHINERY AND COMPONENTS -- 1.4%
     100  Ampco-Pittsburgh Corp.                          1,956
                                                         ------
INDUSTRIAL SPECIALTIES -- 6.3%
     450  Bairnco Corp.                                   4,472
     275  Deswell Industries, Inc.                        4,331
                                                         ------
                                                          8,803
                                                         ------
INSURANCE -- 6.1%
     100  Renaissance Holdings, Ltd.                      4,413
     150  Selective Insurance Group, Inc.                 4,050
                                                         ------
                                                          8,463
                                                         ------
INVESTMENT MANAGERS -- 3.3%
     150  Oppenheimer Capital LP*                         4,537
                                                         ------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------

MARINE TRANSPORTATION -- 3.0%
     100  Oglebay Norton, Co.                       $     4,100
                                                    ------------
MILITARY/GOVERNMENT/TECHNICAL -- 3.1%
     400  United Industrial Corp.                         4,350
                                                    ------------
NATURAL GAS DISTRIBUTION -- 3.0%
     150  Laclede Gas Co.                                 4,209
                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 8.7%
     200  American Real Estate Investment Co.             3,850
     200  Bedford Property Investment, Inc.               4,375
     100  MGI Properties                                  2,400
   1,300  Property Capital Trust                          1,462
                                                    ------------
                                                         12,087
                                                    ------------
RETAIL STORES -- 1.5%
     150  Haverty Furniture Companies, Inc.               2,025
                                                    ------------
SAVINGS AND LOAN ASSOCIATIONS -- 2.7%
     125  Dime Financial Corp.                            3,813
                                                    ------------
SEMICONDUCTORS -- 0.7%
     100  Tower Semiconductor, Ltd.                       1,000
                                                    ------------
TOOLS AND HARDWARE -- 2.6%
     100  Starrett (LS) Co.                               3,656
                                                    ------------
TOTAL COMMON STOCKS
 (COST $86,150)                                          87,359
                                                    ------------
MONEY MARKET FUNDS -- 37.0%
  51,380  Fund for Government Investors
            (Cost $51,380)                               51,380
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $137,530)                                    $   138,739
                                                    ------------
                                                    ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997

LARGE CAP GROWTH PORTFOLIO
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------
COMMON STOCKS -- 64.3% OF TOTAL INVESTMENTS
AIRLINES -- 6.7%
     175  Southwest Airlines Co.                    $     4,309
      75  US Airways Group, Inc. *                        4,687
                                                    ------------
                                                          8,996
                                                    ------------
APPAREL -- 3.4%
     100  V.F. Corp.                                      4,594
                                                    ------------
BANKS -- 2.9%
      50  First of America Bank Corp.                     3,856
                                                    ------------
BUILDING PRODUCTS -- 2.9%
      75  Masco Corp.                                     3,816
                                                    ------------
DISCOUNT STORES -- 3.8%
      75  Dayton Hudson Corp.                             5,062
                                                    ------------
FINANCIAL PUBLISHING AND SERVICES -- 2.8%
      50  McGraw Hill Companies, Inc.                     3,700
                                                    ------------
FLUID CONTROLS -- 3.4%
     100  Parker Hannifin Corp.                           4,588
                                                    ------------
HOTELS AND RESORTS -- 3.1%
      50  ITT Corp.*                                      4,144
                                                    ------------
INSURANCE -- 19.0%
      50  Ace LTD                                         4,825
      50  Allstate Insurance Corp.                        4,544
      75  Exel Limited                                    4,753
      25  Progressive Corp.                               2,997
     100  Torchmark Corp.                                 4,206
      75  Travelers Group, Inc.                           4,041
                                                    ------------
                                                         25,366
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------

NEWSPAPERS -- 7.0%
      75  Ganett, Inc.                              $     4,636
      75  Tribune Co.                                     4,669
                                                    ------------
                                                          9,305
                                                    ------------
SERVICES: HEALTH INDUSTRY -- 3.3%
     150  Servicemaster Co.                               4,387
                                                    ------------
SOFT DRINKS -- 3.1%
     100  Cadbury Schweppes PLC                           4,138
                                                    ------------
TELECOMMUNICATIONS -- 3.0%
      50  Ameritech, Corp.                                4,025
                                                    ------------
TOTAL COMMON STOCKS
 (COST $83,495)                                          85,977
                                                    ------------
MONEY MARKET FUNDS -- 35.7%
  47,806  Fund for Government Investors
            (Cost $47,806)                               47,806
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $131,301)                                    $   133,783
                                                    ------------
                                                    ------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997

LARGE CAP VALUE PORTFOLIO
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------
COMMON STOCKS -- 56.7% OF TOTAL INVESTMENTS
APPAREL -- 2.4%
     150  The Limited, Inc.                         $     3,825
                                                    ------------
AUTO PARTS -- 1.5%
      50  Dana Corp.                                      2,375
                                                    ------------
BANKS -- 16.6%
      75  Allied Irish Banks                              4,350
      50  Bank of Boston Corp.                            4,697
      25  Citicorp                                        3,161
     125  Corporation Bancaria de Espana                  3,820
      50  PNC Bancorp                                     2,853
     100  Popular, Inc.                                   4,950
      25  Republic of New York Corp.                      2,855
                                                    ------------
                                                         26,686
                                                    ------------
CONSTRUCTION/AGRICULTURAL
 EQUIPMENT/TRUCKS -- 4.1%
      75  Caterpillar, Inc.                               3,642
      50  Cummins Engine Company, Inc.                    2,953
                                                    ------------
                                                          6,595
                                                    ------------
CONTAINERS AND PACKAGING -- 1.1%
      50  Sonoco Products Co.                             1,734
                                                    ------------
DIVERSIFIED MANUFACTURING -- 2.3%
      75  Cooper Industries, Inc.                         3,675
                                                    ------------
ELECTRIC UTILITIES -- 2.0%
     150  MidAmerican Energy Holdings Co.                 3,300
                                                    ------------
FINANCE COMPANIES -- 2.2%
      25  SLM Holding Co.                                 3,478
                                                    ------------
FLUID CONTROLS -- 2.8%
     100  Parker Hannifin Corp.                           4,588
                                                    ------------
INSURANCE -- 5.2%
      50  St. Paul Companies, Inc.                        4,103
     100  Torchmark Corp.                                 4,206
                                                    ------------
                                                          8,309
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------

INTEGRATED OIL COMPANIES -- 3.7%
      75  Exxon Corp.                               $     4,589
      25  Murphy Oil Corp.                                1,355
                                                    ------------
                                                          5,944
                                                    ------------
INVESTMENT BANKING & BROKER SERVICES -- 3.3%
      25  Merrill Lynch and Co., Inc.                     1,824
     100  PaineWebber Group, Inc.                         3,456
                                                    ------------
                                                          5,280
                                                    ------------
RAILROADS -- 2.9%
     100  Canadian National Railway Corp.                 4,725
                                                    ------------
SAVINGS AND LOAN ASSOCIATIONS -- 2.0%
      50  Charter One Financial, Inc.                     3,156
                                                    ------------
SPECIALTY CHEMICALS -- 2.2%
      75  Olin Corp.                                      3,516
                                                    ------------
WATER SUPPLY -- 2.5%
     150  American Water Works Co., Inc.                  4,097
                                                    ------------
TOTAL COMMON STOCKS
 (COST $90,145)                                          91,283
                                                    ------------
MONEY MARKET FUNDS -- 43.3%
  69,717  Fund for Government Investors
            (Cost $69,717)                               69,717
                                                    ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $159,862)                                    $   161,000
                                                    ------------
                                                    ------------

------------------------

(*) NON-INCOME PRODUCING

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                 SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                                   VALUE       GROWTH        VALUE        EQUITY
                                                                 PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                -----------  -----------  -----------  -------------
ASSETS
  Securities at Cost..........................................   $ 137,530    $ 131,301    $ 159,862    $        --
                                                                -----------  -----------  -----------  -------------
                                                                -----------  -----------  -----------  -------------
  Securities at Value (Note 1)................................   $ 138,739    $ 133,783    $ 161,000    $        --
  Cash in Custodian Bank......................................          --           --           --         10,000
  Receivable for Securities Sold..............................       2,000           --           --             --
  Interest Receivable.........................................          91           90           98             --
  Dividends Receivable........................................          --           15           15             --
  Unamortized Organizational Costs (Note 1)...................      91,800       91,800       91,800         91,800
                                                                -----------  -----------  -----------  -------------
    Total Assets..............................................     232,630      225,688      252,913        101,800
                                                                -----------  -----------  -----------  -------------
LIABILITIES
  Payable for Securities Purchased............................      39,579       31,300       59,863             --
  Investment Advisory Fee Payable (Note 2)....................          25           29           18              1
  Administrative Fee Payable (Note 2).........................           6            6            6             --
  Distribution Plan Fee Payable (Note 4)......................           6            6            6             --
  Other Payables and Accrued Expenses.........................           6            6            6             --
  Organizational Expenses Payable to Adviser..................      91,800       91,800       91,800         91,800
                                                                -----------  -----------  -----------  -------------
    Total Liabilities.........................................     131,422      123,147      151,699         91,801
                                                                -----------  -----------  -----------  -------------
NET ASSETS....................................................   $ 101,208    $ 102,541    $ 101,214    $     9,999
                                                                -----------  -----------  -----------  -------------
                                                                -----------  -----------  -----------  -------------
SHARES OUTSTANDING............................................      10,005       10,006       10,008          1,000
                                                                -----------  -----------  -----------  -------------
                                                                -----------  -----------  -----------  -------------
NET ASSET VALUE PER SHARE.....................................      $10.12       $10.25       $10.11         $10.00
                                                                -----------  -----------  -----------        ------
                                                                -----------  -----------  -----------        ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                          SMALL CAP    LARGE CAP    LARGE CAP
                                                            VALUE       GROWTH        VALUE       INTERNATIONAL
                                                          PORTFOLIO    PORTFOLIO    PORTFOLIO   EQUITY PORTFOLIO
                                                         -----------  -----------  -----------  -----------------
                                                                                                     FOR THE
                                                                        FOR THE                   PERIOD ENDED
                                                                     PERIOD ENDED                 DECEMBER 31,
                                                                  DECEMBER 31, 1997*                 1997**
                                                         -------------------------------------  -----------------
INVESTMENT INCOME
  Interest (Note 1)....................................   $      91    $      91    $      98       $      --
  Dividends (Note 1)...................................          --           15           15              --
                                                         -----------  -----------  -----------            ---
    Total Investment Income............................          91          106          113              --
                                                         -----------  -----------  -----------            ---
EXPENSES
  Investment Advisory Fee (Note 2).....................          25           29           19               1
  Administrative Fee (Note 2)..........................           6            6            6              --
  Distribution Plan Fees (Note 4)......................           6            6            6              --
  Transfer Agent and Custodian Fee (Note 3)............         153          123           93               2
                                                         -----------  -----------  -----------            ---
    Total Expenses.....................................         190          164          124               3
    Less Expenses Reimbursed by Investment Adviser
      (Note 2).........................................        (147)        (117)         (87)             (2)
                                                         -----------  -----------  -----------            ---
      Net Expenses.....................................          43           47           37               1
                                                         -----------  -----------  -----------            ---
NET INVESTMENT INCOME (LOSS)...........................          48           59           76              (1)
                                                         -----------  -----------  -----------            ---

Net Realized Loss on Investment Transactions...........         (49)          --           --              --
Net Change in Unrealized Appreciation of Investments...       1,209        2,482        1,138              --
                                                         -----------  -----------  -----------            ---
NET GAIN ON INVESTMENTS................................       1,160        2,482        1,138              --
                                                         -----------  -----------  -----------            ---
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................   $   1,208    $   2,541    $   1,214       $      (1)
                                                         -----------  -----------  -----------            ---
                                                         -----------  -----------  -----------            ---

 *FROM COMMENCEMENT OF OPERATIONS DECEMBER 19, 1997
**FROM COMMENCEMENT OF OPERATIONS DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                              LARGE CAP                        INTERNATIONAL
                                          SMALL CAP VALUE       GROWTH      LARGE CAP VALUE       EQUITY
                                             PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                          ----------------  --------------  ----------------  ---------------
                                                                                                  FOR THE
                                                               FOR THE                         PERIOD ENDED
                                                             PERIOD ENDED                      DECEMBER 31,
                                                          DECEMBER 31, 1997*                      1997**
                                          --------------------------------------------------  ---------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........     $       48       $       59       $       76        $      (1)
  Net Realized (Loss) on Investment
    Transactions........................            (49)              --               --               --
  Net Change in Unrealized Appreciation
    of Investments......................          1,209            2,482            1,138               --
                                          ----------------  --------------  ----------------  ---------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................          1,208            2,541            1,214               (1)
                                          ----------------  --------------  ----------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            (48)             (59)             (76)              --
                                          ----------------  --------------  ----------------  ---------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....        100,000          100,000          100,000           10,000
  Reinvestment of Distributions.........             48               59               76               --
                                          ----------------  --------------  ----------------  ---------------
    Net Increase in Net Assets Resulting
      from Share Transactions...........        100,048          100,059          100,076           10,000
                                          ----------------  --------------  ----------------  ---------------
    TOTAL INCREASE IN NET ASSETS........        101,208          102,541          101,214            9,999
NET ASSETS -- Beginning of Period.......             --               --               --               --
                                          ----------------  --------------  ----------------  ---------------
NET ASSETS -- End of Period.............     $  101,208       $  102,541       $  101,214        $   9,999
                                          ----------------  --------------  ----------------  ---------------
                                          ----------------  --------------  ----------------  ---------------
SHARES
  Sold..................................         10,000           10,000           10,000            1,000
  Issued in Reinvestment of
    Distributions.......................              5                6                8               --
                                          ----------------  --------------  ----------------  ---------------
    Net Increase in Shares..............         10,005           10,006           10,008            1,000
                                          ----------------  --------------  ----------------  ---------------
                                          ----------------  --------------  ----------------  ---------------

 *FROM COMMENCEMENT OF OPERATIONS DECEMBER 19, 1997
**FROM COMMENCEMENT OF OPERATIONS DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                      SMALL CAP         LARGE CAP         LARGE CAP       INTERNATIONAL
                                                        VALUE            GROWTH             VALUE            EQUITY
                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    -------------     -------------     -------------     -------------
                                                                                                             FOR THE
                                                                         FOR THE                          PERIOD ENDED
                                                                      PERIOD ENDED                        DECEMBER 31,
                                                                   DECEMBER 31, 1997*                        1997**
                                                    -------------------------------------------------     -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period..........      $10.00            $10.00            $10.00            $10.00
                                                    -------------     -------------     -------------         ------
  Income from Investment Operations:
    Net Investment Income.........................       0.005             0.006             0.008                --
    Net Realized and Unrealized Gain on
      Investments.................................       0.120             0.250             0.110                --
                                                    -------------     -------------     -------------         ------
      Total from Investment Operations............       0.125             0.256             0.118                --
                                                    -------------     -------------     -------------         ------
  Distributions to Shareholders:
    From Net Investment Income....................      (0.005)           (0.006)           (0.008)               --
                                                    -------------     -------------     -------------         ------
    Net Increase in Net Asset Value...............        0.12              0.25              0.11                --
                                                    -------------     -------------     -------------         ------
  Net Asset Value -- End of Period................      $10.12            $10.25            $10.11            $10.00
                                                    -------------     -------------     -------------         ------
                                                    -------------     -------------     -------------         ------
TOTAL INVESTMENT RETURN...........................        1.25%(A)          2.56%(A)          1.18%(A)          0.00%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)...........        1.75%(B)          1.90%(B)          1.50%(B)          1.75%(B)
  Expenses Before Reimbursement (Note 2)..........        7.74%(B)          6.66%(B)          5.03%(B)          5.48%(B)
  Net Investment Income (Loss)....................        1.94%(B)          2.40%(B)          3.09%(B)         (1.75)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.........................           2.3%             --                --                --
  Net Assets at End of Period (000's omitted).....        $101              $103              $101               $10
  Number of Shares Outstanding at End of Period
    (000's omitted)...............................          10                10                10                 1
  Average Commission Rate Paid....................      $0.0300           $0.0300           $0.0284               --

-----------------------------------------
(A) Total returns for periods of less than one year are not annualized
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 19, 1997
**FROM COMMENCEMENT OF OPERATIONS DECEMBER 26, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of of seven separate portfolios each with its own investment objectives and policies. These financial statements report on four of the eight portfolios: the Small Cap Value Portfolio, a diversified open-end management company, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from investment transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gain, if any, is distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $91,800, $91,800, $91,800 and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At December 31, 1997, unamortized organization costs of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio were $91,800, $91,800, $91,800 and $91,800 respectively.

2. Investment Advisory Fees and Other Transactions with Afflilates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the fund pays a fee at the annual rate of 1.00% of the daily net assets of the Small Cap Value Portfolio, 1.15% of the daily net assets the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio, and 1.00% of the daily net assets of the International Equity Portfolio. The Adviser receives an annual fee

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. During the period ended December 31, 1997, the Adviser paid operating expenses of the Small Cap Value Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio and International Equity Portfolio totaling $153, $123, $93 and $2 respectively. Under the operating expense agreement, the Adviser requested, and the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio reimbursed, $6, $6 and $6 respectively, of such expenses.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the International Equity Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the period ended December 31, 1997, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                              SMALL CAP    LARGE CAP    LARGE CAP   INTERNATIONAL
                                                                VALUE       GROWTH        VALUE        EQUITY
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                             -----------  -----------  -----------  -------------
Purchases..................................................   $  91,970    $  83,494    $  90,145     $      --
                                                             -----------  -----------  -----------  -------------
                                                             -----------  -----------  -----------  -------------
Sales......................................................   $   2,000    $      --    $      --     $      --
                                                             -----------  -----------  -----------  -------------
                                                             -----------  -----------  -----------  -------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Unrealized appreciation as of December 31, 1997, based on the cost for Federal income tax purposes is as follows:

                                                              SMALL CAP    LARGE CAP    LARGE CAP    INTERNATIONAL
                                                                VALUE       GROWTH        VALUE         EQUITY
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                             -----------  -----------  -----------  ---------------
Gross Unrealized Appreciation..............................   $   2,715    $   2,614    $   1,240      $      --
Gross Unrealized Depreciation..............................      (1,506)        (132)        (102)            --
                                                             -----------  -----------  -----------        ------
Net Unrealized Appreciation of Investments.................   $   1,209    $   2,482    $   1,138      $      --
                                                             -----------  -----------  -----------        ------
                                                             -----------  -----------  -----------        ------
Cost of Investments for Federal Income Tax Purposes........   $ 137,530    $ 131,301    $ 159,862      $      --
                                                             -----------  -----------  -----------        ------
                                                             -----------  -----------  -----------        ------

7. Net Assets

    At December 31, 1997, net assets consisted of the following:

                                                              SMALL CAP    LARGE CAP    LARGE CAP    INTERNATIONAL
                                                                VALUE       GROWTH        VALUE         EQUITY
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                             -----------  -----------  -----------  ---------------
Paid-in-Capital............................................   $ 100,048    $ 100,059    $ 100,076      $   9,999
Accumulated Net Realized Loss on Investment Transactions...         (49)          --           --             --
Net Unrealized Appreciation of Investments.................       1,209        2,482        1,138             --
                                                             -----------  -----------  -----------        ------
NET ASSETS.................................................   $ 101,208    $ 102,541    $ 101,214      $   9,999
                                                             -----------  -----------  -----------        ------
                                                             -----------  -----------  -----------        ------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gain/(loss) are reclassified to paid-in-capital. As of December 31, 1997, net investment losses were reclassified to paid-in-capital as follows:

                                                                                     INTERNATIONAL
                                                                                   EQUITY PORTFOLIO
                                                                                  -------------------
Reduction of paid-in-capital....................................................       $       1

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Shareholders and Board of Trustees
Navellier Performance Funds
Reno, Nevada

We have audited the accompanying statement of assets and liabilities of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio and Navellier Aggressive Small Cap Portfolio, each a series of shares of the Navellier Performance Funds including the portfolio of investments, as of December 31, 1997, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights presented for the year ended December 31, 1996 and prior were audited by other auditors whose report dated January 31, 1997, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Aggressive Growth Portfolio, Navellier Mid Cap Growth Portfolio and Navellier Aggressive Small Cap Portfolio as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with generally accepted accounting principles.

/s/ TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 20, 1998

                                                    [LOGO]

                                                  NAVELLIER
                                             PERFORMANCE FUNDS
                                            -------------------

                                         SMALL CAP VALUE PORTFOLIO

                                        LARGE CAP GROWTH PORTFOLIO

                                         LARGE CAP VALUE PORTFOLIO

                                      INTERNATIONAL EQUITY PORTFOLIO



                                               ANNUAL REPORT

                                            DECEMBER 31, 1997







        NAVELLIER OFFICES:
   ONE EAST LIBERTY  THIRD FLOOR
        RENO, NEVADA 89501
        800-887-8671 P.S.T.



   CUSTODIAN & TRANSFER AGENT:
 RUSHMORE TRUST AND SAVINGS, FSB
     4922 FAIRMONT AVENUE
      BETHESDA, MD 20814
      800-622-1386 E.S.T.